Summary of Significant Accounting Policies - Schedule of Average Exchange Rates (Details) - USD [Member]	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Schedule of Average Exchange Rates [Line Items]
Average Exchange Rate	0.67	0.65	0.66	0.67
Exchange rates	0.69		0.69		0.68